                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09013
                                                      ---------

                         Eaton Vance Senior Income Trust
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC]

EATON VANCE SENIOR INCOME TRUST

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

  THE LOAN MARKET
- The loan market - and the Trust - performed well in 2003, as a stronger economy generated strong impressive profit growth. Not surprisingly, credit conditions made a turn for the better, as balance sheets improved. Reflecting that trend, loan default rates were significantly lower than a year ago.

- The loan market was characterized by strong investor demand that surpassed new loan supply. While merger and acquisition activity has resulted in some new deals, strong technicals within the loan market have caused a slight decline in interest rate spreads. Nonetheless, loans continued to provide a yield advantage over most short-term fixed-income vehicles.

- The Federal Reserve's benchmark Federal Funds rate remained at a 45-year low. However, by year-end, a stronger economy led to growing speculation about the possibility of a reversal in policy and future rate increases. Floating-rate loans would benefit if there is an uptick in rates.

THE TRUST

  PERFORMANCE
- Based on the Trust's December 2003 monthly dividend of $0.036 and a closing share price of $9.22, the Trust had a market yield of 4.69%.(1) The Trust's market yield represented a yield advantage over many other income-producing vehicles.

  THE TRUST'S INVESTMENTS
- Diversification has remained a primary theme.(2) The Trust has maintained an exposure to a range of industries, including cyclical and defensive sectors. At December 31, 2003, the Trust included 261 borrowers, representing 48 industries, with no single sector accounting for as much as 10% of the Trust. The average exposure to a single issuer as a percentage of the Trust's total net assets was just 0.33%. High-yield corporate bonds constituted 12.0% of the Trust's net assets. The Trust had leverage (borrowing and auction preferred shares) of $203 million at December 31, 2003, representing 39.2% of the Trust's total assets.

- The Trust's largest sector weighting was printing and publishing companies. Overall, the sector held up very well during the economic downturn in 2001-2002 and has historically benefited from an economic recovery. The Trust had several investments in newspaper companies whose revenues are based on local advertising expenditures. Local ad spending has tended to be more stable in economic downturns than national advertising. In addition, newspaper companies have benefited from a consolidation trend within the sector, with larger chains buying smaller newspaper companies.

- In the cable television area, the Trust had investments in several of the nation's leading cable and satellite broadcasting services. For example, one company registered 20% revenue growth in 2003, driven by strong subscriber growth and an impressive increase in per-subscriber revenues.

- Within the chemical sector, the Trust had investments in both specialty and commodity chemical producers. One such company is one of the largest manufacturers of base commodity chemicals, such as ethylene, propylene and polyurethene, key inputs used in the manufacture of plastics. Other companies create chemicals used in textile manufacture and polymers used in paints, coatings and adhesives.

- While no sectors specifically hurt performance, the Trust had an underweighting in the distressed technology and telecom sectors. These sectors declined sharply during last year's market decline and, not surprisingly, rallied more sharply than the broad market as the economy rebounded in 2003.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.


FUND INFORMATION
as of December 31, 2003

PERFORMANCE(3)

AVERAGE ANNUAL TOTAL RETURN (BY SHARE PRICE, NYSE)

One Year                                                25.36%
Five Years                                               7.70
Life of Fund (10/30/98)                                  6.52

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)

One Year                                                12.52%
Five Years                                               5.13
Life of Fund (10/30/98)                                  5.29

FIVE LARGEST SECTOR WEIGHTINGS(4)

Printing & Publishing                                     9.2%
Cable Television                                          8.5%
Chemicals                                                 7.2%
Casinos & Gaming                                          7.2%
Health Care - Providers/Services                          6.9%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) The Trust is a non-diversified investment. (3) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (4) Five Largest Sector Weightings account for 39.0% of the Trust's net assets, determined by dividing the total market value of the holdings by the net assets of the Trust. Five Largest Sector Weightings refer only to senior floating-rate loan portion of the Trust and are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher.


Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 142.8%(1)

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 1.5%

                  LAMAR MEDIA CORP.
$     4,500,000   Term Loan, Maturing June 30, 2010                    $     4,547,812
--------------------------------------------------------------------------------------
                                                                       $     4,547,812
--------------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 2.1%

                  ALLIANT TECHSYSTEMS, INC.
$     3,027,960   Term Loan, Maturing April 20, 2009                   $     3,063,117
                  TRANSDIGM, INC.
      1,995,000   Term Loan, Maturing July 22, 2010                          2,018,691
                  UNITED DEFENSE INDUSTRIES, INC.
      1,630,660   Term Loan, Maturing October 6, 2005                        1,638,814
--------------------------------------------------------------------------------------
                                                                       $     6,720,622
--------------------------------------------------------------------------------------

AUTO COMPONENTS -- 5.9%

                  ACCURIDE CORP.
$     1,920,000   Term Loan, Maturing September 30, 2004               $     1,942,401
                  COLLINS & AIKMAN
        628,573   Term Loan, Maturing December 31, 2004                        625,430
        435,408   Term Loan, Maturing December 31, 2005                        435,844
                  DURA OPERATING CORP.
        989,950   Term Loan, Maturing March 31, 2007                           997,529
                  EXIDE CORP.
      2,000,000   DIP Loan, Maturing February 15, 2004                       1,970,000
        508,349   Term Loan, Maturing March 18, 2005(2)                        370,247
        253,920   Revolving Loan, Maturing March 18, 2005(2)                   184,938
         58,470   Term Loan, Maturing March 18, 2005(2)                         42,585
                  FEDERAL-MOGUL CORP.
        750,000   Term Loan, Maturing February 24, 2004                        654,844
        763,183   Term Loan, Maturing February 24, 2004                        761,275
      1,500,000   Term Loan, Maturing February 24, 2005                      1,318,125
                  HLI OPERATING CO., INC.
      2,244,375   Term Loan, Maturing June 3, 2009                           2,279,443
                  J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
        442,643   Term Loan, Maturing November 30, 2006                        429,640
                  METALDYNE, INC.
      1,319,849   Term Loan, Maturing December 31, 2009                      1,314,488
                  THE GOODYEAR TIRE & RUBBER CO.
      1,000,000   Term Loan, Maturing March 31, 2006                         1,008,750
                  TRW AUTOMOTIVE HOLDINGS CORP.
      4,000,000   Term Loan, Maturing February 28, 2011                      4,036,668
--------------------------------------------------------------------------------------
                                                                       $    18,372,207
--------------------------------------------------------------------------------------

BROADCAST MEDIA -- 6.0%

                  BLOCK COMMUNICATIONS
$       937,405   Term Loan, Maturing November 30, 2009                $       946,194
                  CANWEST MEDIA, INC.
      2,984,615   Term Loan, Maturing May 15, 2009                           3,016,327
                  CUMULUS MEDIA, INC.
      1,985,000   Term Loan, Maturing March 28, 2010                         2,009,812
                  DISCOVERY COMMUNICATIONS, INC.
        449,557   Revolving Loan, Maturing December 31, 2004                   424,831
      1,000,000   Term Loan, Maturing December 31, 2005                        999,375
                  EMMIS COMMUNICATION CORP.
      1,496,250   Term Loan, Maturing August 31, 2009                        1,515,992
                  GRAY TELEVISION, INC.
      1,000,000   Term Loan, Maturing December 31, 2010                      1,010,875
                  LIN TELEVISION CORP.
        773,571   Term Loan, Maturing December 31, 2007                        781,031
        696,429   Term Loan, Maturing December 31, 2007                        702,813
                  PANAMSAT CORP.
        538,462   Term Loan, Maturing September 30, 2010                       544,631
                  PAXSON COMMUNICATIONS CORP.
      1,684,542   Term Loan, Maturing June 30, 2006                          1,691,912
                  SINCLAIR TELEVISION GROUP, INC.
      3,158,350   Term Loan, Maturing December 31, 2009                      3,186,267
                  SUSQUEHANNA MEDIA CO.
      1,520,000   Term Loan, Maturing June 30, 2007                          1,527,600
        491,250   Term Loan, Maturing June 30, 2008                            496,162
--------------------------------------------------------------------------------------
                                                                       $    18,853,822
--------------------------------------------------------------------------------------

CABLE TELEVISION -- 8.5%

                  ADELPHIA
$     3,927,591   DIP Loan, Maturing June 25, 2004                     $     3,963,595
                  BRESNAN COMMUNICATIONS, LLC
      1,000,000   Term Loan, Maturing September 30, 2010                     1,008,125
                  CHARTER COMMUNICATIONS OPERATING, LLC
      6,238,875   Term Loan, Maturing March 18, 2008                         6,047,423
                  CHARTER COMMUNICATIONS VIII
      2,940,000   Term Loan, Maturing February 2, 2008                       2,851,538
                  CLASSIC CABLE, INC.
        490,018   Term Loan, Maturing January 16, 2006                         477,768
        219,402   Term Loan, Maturing January 16, 2008                         213,917
         41,708   Revolving Loan, Maturing January 16, 2008                     40,666
                  CSG SYSTEMS INTL, INC.
        665,134   Term Loan, Maturing December 31, 2006                        659,314
        613,454   Term Loan, Maturing December 31, 2007                        611,153
                  DIRECTTV HOLDINGS, LLC
      4,000,000   Term Loan, Maturing March 6, 2010(3)                       4,027,252

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)

                  INSIGHT MIDWEST HOLDINGS, LLC
$     1,500,000   Term Loan, Maturing December 31, 2009                $     1,506,562
      2,000,000   Term Loan, Maturing December 31, 2009                      2,008,594
                  MCC IOWA, LLC
        850,000   Term Loan, Maturing September 30, 2010                       855,254
                  MEDIACOM SOUTHEAST
        773,333   Revolving Loan, Maturing March 31, 2008                      775,266
      1,477,500   Term Loan, Maturing September 30, 2008                     1,481,194
--------------------------------------------------------------------------------------
                                                                       $    26,527,621
--------------------------------------------------------------------------------------

CASINOS AND GAMING -- 7.2%

                  ALLIANCE GAMING CORP.
$     3,000,000   Term Loan, Maturing September 5, 2009                $     3,032,499
                  AMERISTAR CASINOS, INC.
      1,480,856   Term Loan, Maturing December 31, 2006                      1,489,186
                  ARGOSY GAMING CO.
      2,900,379   Term Loan, Maturing June 30, 2008                          2,916,693
                  AZTAR CORP.
      2,423,858   Term Loan, Maturing June 30, 2005                          2,434,462
                  BOYD GAMING CORP.
      2,460,031   Term Loan, Maturing June 24, 2008                          2,474,177
                  ISLE OF CAPRI CASINOS
      3,689,312   Term Loan, Maturing April 25, 2008                         3,719,000
                  MARINA DISTRICT FINANCE CO.
        101,695   Revolving Loan, Maturing December 31, 2007                    99,153
      1,290,254   Term Loan, Maturing December 31, 2007(3)                   1,307,189
                  MGM MIRAGE
      1,000,000   Term Loan, Maturing November 24, 2008                      1,003,438
                  PENN NATIONAL GAMING, INC.
      1,003,420   Term Loan, Maturing July 31, 2006(3)                       1,015,806
                  SCIENTIFIC GAMES CORP.
      1,000,000   Term Loan, Maturing December 31, 2009                      1,013,750
                  VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC
        983,766   Term Loan, Maturing June 4, 2008                             996,882
                  VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
        966,667   Term Loan, Maturing June 4, 2007                             967,875
--------------------------------------------------------------------------------------
                                                                       $    22,470,110
--------------------------------------------------------------------------------------

CHEMICALS -- 7.2%

                  ARTEVA B.V. (KOSA)
$     1,775,345   Term Loan, Maturing December 31, 2006                $     1,770,907
                  AVECIA INVESTMENTS, LTD.
        345,328   Term Loan, Maturing June 30, 2007                            331,515
        212,644   Term Loan, Maturing June 30, 2008                            204,138
                  CP KELCO U.S., INC.
$     1,031,122   Term Loan, Maturing March 31, 2008                   $     1,038,211
        339,690   Term Loan, Maturing September 30, 2008                       342,025
                  GEORGIA GULF CORP.
      1,000,000   Term Loan, Maturing December 2, 2010                       1,009,063
                  HUNTSMAN INTERNATIONAL
      1,154,381   Term Loan, Maturing June 30, 2007                          1,160,442
      1,154,381   Term Loan, Maturing June 30, 2008                          1,160,635
                  HUNTSMAN, LLC
        796,156   Term Loan, Maturing March 31, 2007                           749,979
      1,051,580   Term Loan, Maturing March 31, 2007                           990,588
                  IMC GLOBAL, INC.
      2,921,802   Term Loan, Maturing November 17, 2006                      2,955,403
                  MESSER GRIESHAM GmbH
      2,446,830   Term Loan, Maturing April 30, 2009                         2,470,024
        412,894   Term Loan, Maturing April 30, 2010                           416,808
                  NALCO CO.
      4,000,000   Term Loan, Maturing November 4, 2010                       4,020,500
                  NOVEON
      1,500,000   Term Loan, Maturing December 31, 2009                      1,515,937
                  POLYMER GROUP, INC.
      2,072,086   Term Loan, Maturing December 31, 2006                      2,075,972
                  WESTLAKE CHEMICAL CORP.
        497,500   Term Loan, Maturing July 31, 2010                            503,874
--------------------------------------------------------------------------------------
                                                                       $    22,716,021
--------------------------------------------------------------------------------------

COAL -- 0.2%

                  PEABODY ENERGY CORP.
$       744,375   Term Loan, Maturing March 31, 2010                   $       752,827
--------------------------------------------------------------------------------------
                                                                       $       752,827
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 4.4%

                  ADVANSTAR COMMUNICATIONS INC.
$       298,128   Term Loan, Maturing November 17, 2007                $       298,128
                  ANTHONY CRANE RENTAL, L.P.
      1,221,828   Term Loan, Maturing July 20, 2006(3)                         657,344
                  COINMACH LAUNDRY CORP.
      3,820,508   Term Loan, Maturing July 25, 2009                          3,842,793
                  CORRECTIONS CORPORATION OF AMERICA
        984,773   Term Loan, Maturing March 31, 2008                           996,467
                  ENVIRONMENTAL SYSTEMS PRODUCTS HLDGS, INC.
        973,324   Term Loan, Maturing December 12, 2008                        979,407
                  GATE GOURMET BORROWER, LLC
      1,980,000   Term Loan, Maturing December 31, 2008                      1,951,537

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES (CONTINUED)

                  IDENTITY NOW HOLDINGS, LLC
$       452,315   Term Loan, Maturing November 30, 2006(3)             $       339,236
                  INTERLINE BRANDS, INC.
      1,462,500   Term Loan, Maturing November 30, 2009                      1,470,270
                  LANGUAGE LINE, LLC
        500,000   Term Loan, Maturing December 31, 2008                        502,812
                  METOKOTE CORP.
        505,414   Term Loan, Maturing November 2, 2005                         500,992
                  PANAVISION INTERNATIONAL, L.P.
      2,384,819   Term Loan, Maturing March 31, 2005                         2,360,971
--------------------------------------------------------------------------------------
                                                                       $    13,899,957
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.7%

                  AMPHENOL CORP.
$     2,045,000   Term Loan, Maturing May 6, 2010                      $     2,061,403
--------------------------------------------------------------------------------------
                                                                       $     2,061,403
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.6%

                  FORMICA CORP.
$       116,457   Term Loan, Maturing May 1, 2004                      $       113,108
        344,505   Revolving Loan, Maturing May 1, 2004                         334,600
        799,878   Term Loan, Maturing April 30, 2006                           776,882
                  PANOLAM INDUSTRIES, INC.
        612,439   Term Loan, Maturing December 31, 2006                        612,439
                  TAPCO INTERNATIONAL CORP.
          1,515   Term Loan, Maturing June 23, 2007                              1,518
            910   Term Loan, Maturing June 23, 2008                                912
--------------------------------------------------------------------------------------
                                                                       $     1,839,459
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-METAL AND GLASS -- 2.3%

                  OWENS-ILLINOIS, INC.
$     1,000,000   Term Loan, Maturing April 1, 2007                    $     1,005,625
      1,500,000   Term Loan, Maturing April 1, 2008                          1,514,374
                  SILGAN HOLDINGS, INC.
      4,585,784   Term Loan, Maturing December 31, 2008                      4,623,044
--------------------------------------------------------------------------------------
                                                                       $     7,143,043
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-PAPER -- 5.5%

                  GRAPHIC PACKAGING INTERNATIONAL, INC.
$     4,975,000   Term Loan, Maturing August 8, 2009                   $     5,041,541
                  GREIF BROS. CORP.
        757,956   Term Loan, Maturing August 31, 2008                          762,017
                  IMPAXX, INC.
        807,333   Term Loan, Maturing December 31, 2005(3)                     557,060
                  JEFFERSON SMURFIT CORP.
$     2,745,454   Term Loan, Maturing March 31, 2007                   $     2,764,044
                  PORT TOWNSEND PAPER CORP.
        972,500   Term Loan, Maturing March 16, 2007                           904,425
                  PRINTPACK HOLDINGS, INC.
      3,456,171   Term Loan, Maturing April 30, 2009(3)                      3,469,132
                  STONE CONTAINER CORP.
      3,230,082   Term Loan, Maturing June 30, 2009                          3,255,115
        547,283   Term Loan, Maturing June 30, 2009                            551,524
--------------------------------------------------------------------------------------
                                                                       $    17,304,858
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-PLASTICS -- 2.1%

                  BERRY PLASTICS CORP.
$     1,973,766   Term Loan, Maturing July 22, 2010                    $     1,993,503
                  CONSOLIDATED CONTAINER HOLDINGS, LLC
        492,371   Term Loan, Maturing June 30, 2007                            469,394
                  CROWN CORK AND SEAL CO., INC.
      3,562,500   Term Loan, Maturing September 15, 2008                     3,606,586
                  TEKNI-PLEX, INC.
        369,279   Term Loan, Maturing March 31, 2006                           369,355
--------------------------------------------------------------------------------------
                                                                       $     6,438,838
--------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 1.1%

                  JOSTENS, INC.
$     1,500,000   Term Loan, Maturing July 15, 2010                    $     1,514,962
                  KNOWLEDGE LEARNING CORP.
      1,000,000   Term Loan, Maturing May 15, 2010                           1,000,000
                  WEEKLY READER CORP.
        955,337   Term Loan, Maturing September 30, 2007                       957,725
--------------------------------------------------------------------------------------
                                                                       $     3,472,687
--------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.6%

                  AMF BOWLING WORLDWIDE, INC.
$       849,633   Term Loan, Maturing February 28, 2008                $       852,111
                  AMFAC RESORTS, INC.
      1,136,724   Term Loan, Maturing September 30, 2003                     1,135,303
      1,136,724   Term Loan, Maturing September 30, 2004                     1,135,303
                  HOLLYWOOD ENTERTAINMENT CORP.
        725,000   Term Loan, Maturing March 31, 2008                           730,097
                  SIX FLAGS THEME PARKS, INC.
      2,500,000   Term Loan, Maturing June 30, 2009                          2,500,222
                  UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.
      1,429,141   Term Loan, Maturing June 30, 2007                          1,434,947

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)

                  VIVENDI UNIVERSAL ENTERTAINMENT, LLP
$     3,500,000   Term Loan, Maturing June 30, 2008                    $     3,528,875
--------------------------------------------------------------------------------------
                                                                       $    11,316,858
--------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 2.5%

                  ALLIED WASTE INDUSTRIES, INC.
$       500,000   Term Loan, Maturing January 15, 2010                 $       506,302
      3,456,250   Term Loan, Maturing July 15, 2010                          3,502,190
                  CASELLA WASTE SYSTEMS, INC.
      1,650,000   Term Loan, Maturing January 24, 2010                       1,664,850
                  IESI CORP.
        500,000   Term Loan, Maturing September 30, 2010                       505,937
                  STERICYCLE, INC.
        623,421   Term Loan, Maturing November 10, 2006                        628,486
                  WASTE CONNECTIONS
      1,000,000   Term Loan, Maturing October 22, 2010                       1,012,813
--------------------------------------------------------------------------------------
                                                                       $     7,820,578
--------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 6.9%

                  AMERICAN SEAFOOD HOLDINGS, INC.
$       434,316   Term Loan, Maturing September 30, 2007               $       432,687
        774,926   Term Loan, Maturing March 31, 2009                           778,074
                  AURORA FOODS, INC.
        449,551   Term Loan, Maturing September 30, 2006                       458,472
      2,019,830   Term Loan, Maturing September 30, 2006                     2,059,912
        247,780   Term Loan, Maturing March 31, 2007                           252,697
                  DEAN FOODS CO.
      1,492,499   Term Loan, Maturing July 15, 2008                          1,508,434
                  DEL MONTE CORP.
      2,310,243   Term Loan, Maturing December 20, 2010                      2,339,361
                  DR. PEPPER/SEVEN UP BOTTLING GROUP, INC
      1,500,000   Term Loan, Maturing December 19, 2010                      1,517,187
                  DS WATERS ENTERPRISES, L.P.
      1,000,000   Term Loan, Maturing November 7, 2009                       1,015,417
                  EAGLE FAMILY FOODS, INC
        225,011   Term Loan, Maturing December 31, 2005                        217,136
                  INTERSTATE BRANDS CORP.
      2,927,444   Term Loan, Maturing July 19, 2007                          2,939,519
        492,500   Term Loan, Maturing July 19, 2007                            493,500
                  MERISANT CO.
        917,476   Term Loan, Maturing January 31, 2010                         926,938
                  MICHAEL FOODS, INC.
        500,000   Term Loan, Maturing November 20, 2011                        510,625
                  NUTRA SWEET
      1,350,000   Term Loan, Maturing June 30, 2008                          1,331,437
                  PINNACLE FOODS HOLDINGS CORP.
$       330,275   Term Loan, Maturing November 25, 2010                $       330,585
                  REDDY ICE GROUP, INC.
        997,500   Term Loan, Maturing July 31, 2009                          1,008,514
                  SEMINIS VEGETABLE SEEDS, INC.
        997,500   Term Loan, Maturing September 30, 2009                     1,010,592
                  SOUTHERN WINE & SPIRITS OF AMERICA, INC.
      2,465,053   Term Loan, Maturing June 28, 2008                          2,490,732
--------------------------------------------------------------------------------------
                                                                       $    21,621,819
--------------------------------------------------------------------------------------

FUNERAL SERVICE -- 0.1%

                  ALDERWOODS GROUP
$       447,075   Term Loan, Maturing September 28, 2008               $       453,641
--------------------------------------------------------------------------------------
                                                                       $       453,641
--------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT AND SUPPLIES -- 2.3%

                  CONMED CORP.
$     2,329,335   Term Loan, Maturing December 31, 2007(3)             $     2,352,629
                  EMPI CORP.
        500,000   Term Loan, Maturing November 24, 2009                        506,250
                  FISHER SCIENTIFIC INTERNATIONAL, LLC
      1,060,622   Term Loan, Maturing March 31, 2010                         1,066,588
                  KINETIC CONCEPTS, INC.
        497,500   Term Loan, Maturing October 3, 2009                          503,719
        254,881   Term Loan, Maturing March 31, 2004                           255,518
                  QUINTILES TRANSNATIONAL CORP.
      1,496,250   Term Loan, Maturing September 25, 2009                     1,513,083
                  SYBRON DENTAL MANAGEMENT
      1,095,099   Term Loan, Maturing June 6, 2009                           1,101,533
--------------------------------------------------------------------------------------
                                                                       $     7,299,320
--------------------------------------------------------------------------------------

HEALTH CARE-PROVIDERS & SERVICES -- 6.9%

                  ALARIS MEDICAL SYSTEMS, INC
$       816,778   Term Loan, Maturing June 30, 2009                    $       826,375
                  ALLIANCE IMAGING, INC.
      1,806,425   Term Loan, Maturing June 10, 2008                          1,796,264
                  AMERISOURCE BERGEN CORP.
      3,000,000   Term Loan, Maturing March 31, 2005                         3,009,375
                  CAREMARK RX, INC
        989,924   Term Loan, Maturing March 31, 2006                           995,803
                  COMMUNITY HEALTH SYSTEMS, INC.
      3,456,250   Term Loan, Maturing July 5, 2010                           3,492,973

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------

HEALTH CARE-PROVIDERS & SERVICES (CONTINUED)

                  CONCENTRA OPERATING CORP.
$       995,000   Term Loan, Maturing June 30, 2009                    $     1,006,194
                  CROSS COUNTRY HEALTHCARE, INC.
        745,570   Term Loan, Maturing June 5, 2009                             756,753
                  DAVITA, INC.
      2,983,838   Term Loan, Maturing March 31, 2009                         3,003,553
                  EXPRESS SCRIPTS, INC.
        500,000   Term Loan, Maturing March 31, 2008                           504,063
                  FHC HEALTH SYSTEMS, INC.
        348,214   Term Loan, Maturing December 18, 2009                        350,826
                  FRESENIUS MEDICAL CARE HOLDINGS, INC.
      2,487,500   Term Loan, Maturing February 21, 2010                      2,517,039
                  MAGELLAN HEALTH SERVICES, INC.
        276,396   Term Loan, Maturing February 12, 2005                        277,259
        276,396   Term Loan, Maturing February 12, 2006                        277,259
                  TEAM HEALTH
      1,427,847   Term Loan, Maturing October 31, 2008                       1,421,600
                  TRIAD HOSPITALS HOLDINGS, INC.
      1,516,684   Term Loan, Maturing March 31, 2008                         1,532,166
--------------------------------------------------------------------------------------
                                                                       $    21,767,502
--------------------------------------------------------------------------------------

HOTELS -- 1.1%

                  EXTENDED STAY AMERICA
$     2,362,343   Term Loan, Maturing December 31, 2007                $     2,387,739
                  VAIL RESORTS, INC.
        988,766   Term Loan, Maturing December 10, 2008                        999,684
--------------------------------------------------------------------------------------
                                                                       $     3,387,423
--------------------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 0.9%

                  SEALY MATTRESS CO.
$       808,107   Term Loan, Maturing December 15, 2004                $       809,319
        382,446   Term Loan, Maturing December 15, 2005                        383,019
        488,920   Term Loan, Maturing December 15, 2006                        489,653
                  TEMPUR-PEDIC, INC.
        995,000   Term Loan, Maturing June 30, 2009                          1,001,841
--------------------------------------------------------------------------------------
                                                                       $     2,683,832
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.5%

                  CENTRAL GARDEN & PET CO.
$       498,747   Term Loan, Maturing May 19, 2009                     $       502,176
                  CHURCH & DWIGHT CO. INC.
      1,263,339   Term Loan, Maturing September 30, 2007                     1,279,604
                  RAYOVAC CORP.
      2,378,879   Term Loan, Maturing September 30, 2009                     2,397,215
                  THE SCOTTS CO.
$     1,500,000   Term Loan, Maturing September 30, 2010               $     1,519,286
                  UNITED INDUSTRIES CORP.
      1,123,670   Term Loan, Maturing January 20, 2006                       1,132,098
                  WERNER HOLDING CO.
        958,333   Term Loan, Maturing June 11, 2009                            861,702
--------------------------------------------------------------------------------------
                                                                       $     7,692,081
--------------------------------------------------------------------------------------

INSURANCE -- 1.9%

                  HILB, ROGAL & HOBBS CO.
$     3,352,703   Term Loan, Maturing June 30, 2007                    $     3,388,325
                  INFINITY PROPERTY AND CASUALTY CORP.
      1,417,375   Term Loan, Maturing June 30, 2010                          1,429,777
                  U.S.I. HOLDINGS CORP.
        997,500   Term Loan, Maturing August 11, 2008                        1,005,812
--------------------------------------------------------------------------------------
                                                                       $     5,823,914
--------------------------------------------------------------------------------------

LEISURE -- 1.3%

                  NEW ENGLAND SPORTS VENTURES, LLC
$     4,000,000   Term Loan, Maturing February 28, 2005                $     4,000,000
--------------------------------------------------------------------------------------
                                                                       $     4,000,000
--------------------------------------------------------------------------------------

LEISURE, EQUIPMENT & PRODUCTS -- 0.3%

                  BELL SPORTS, INC.
$       934,936   Term Loan, Maturing March 30, 2007                   $       855,466
--------------------------------------------------------------------------------------
                                                                       $       855,466
--------------------------------------------------------------------------------------

MACHINERY -- 1.7%

                  COLFAX CORP.
$       709,844   Term Loan, Maturing May 30, 2009                     $       713,393
                  FLOWSERVE CORP.
      2,327,364   Term Loan, Maturing June 30, 2009                          2,345,857
                  REXNORD CORP.
      1,379,167   Term Loan, Maturing November 30, 2009                      1,389,726
                  THE MANITOWOC CO.
        252,996   Term Loan, Maturing June 30, 2007                            254,854
                  THERMADYNE HOLDINGS CORP.
        652,324   Term Loan, Maturing March 31, 2008                           645,637
--------------------------------------------------------------------------------------
                                                                       $     5,349,467
--------------------------------------------------------------------------------------

MANUFACTURING -- 6.4%

                  ADVANCED GLASSFIBER YARNS, LLC
$     1,015,859   Term Loan, Maturing September 30, 2005(2)            $       731,419

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)

                  AMSCAN HOLDINGS, INC.
$       987,525   Term Loan, Maturing June 15, 2007                    $       993,285
                  AMSTED INDUSTRIES, INC.
      1,990,000   Term Loan, Maturing October 15, 2010                       2,002,748
                  INGRAM INDUSTRIES, INC.
        416,682   Term Loan, Maturing June 30, 2008                            419,807
                  JOHNSONDIVERSEY, INC.
        227,424   Term Loan, Maturing November 30, 2008                        228,312
      1,284,959   Term Loan, Maturing November 30, 2009                      1,299,148
                  MOTOR COACH INDUSTRIES
        468,162   Term Loan, Maturing June 15, 2006                            381,552
                  MUELLER GROUP, INC.
      2,959,975   Term Loan, Maturing May 31, 2008                           2,971,075
                  NATIONAL WATERWORKS, INC.
      1,469,388   Term Loan, Maturing November 22, 2009                      1,484,082
                  POLYPORE, INC.
      1,657,283   Term Loan, Maturing December 31, 2006                      1,673,856
                  ROPER INDUSTRIES, INC.
        500,000   Term Loan, Maturing December 29, 2008(3)                     500,000
                  SPX CORP.
      3,007,091   Term Loan, Maturing September 30, 2009                     3,039,983
                  SYNTHETIC INDUSTRIES, INC.
        977,500   Term Loan, Maturing December 30, 2007                        855,313
                  TRIMAS CORP.
      2,176,144   Term Loan, Maturing December 31, 2009                      2,183,534
                  WALTER INDUSTRIES, INC.
      1,129,352   Term Loan, Maturing April 17, 2010                         1,136,058
--------------------------------------------------------------------------------------
                                                                       $    19,900,172
--------------------------------------------------------------------------------------

METALS & MINING -- 1.0%

                  COMPASS MINERALS GROUP, INC
$     1,119,577   Term Loan, Maturing November 28, 2009                $     1,130,073
                  HANDY & HARMAN
        796,139   Term Loan, Maturing December 31, 2006                        796,139
                  STEEL DYNAMICS, INC.
        342,370   Term Loan, Maturing March 26, 2008                           346,365
                  STILLWATER MINING CO.
        951,494   Term Loan, Maturing June 30, 2007                            951,494
--------------------------------------------------------------------------------------
                                                                       $     3,224,071
--------------------------------------------------------------------------------------

MISCELLANEOUS -- 0.9%

                  LAIDLAW INTERNATIONAL, INC.
$       993,515   Term Loan, Maturing June 19, 2009                    $     1,002,674
                  WEIGHT WATCHERS INTERNATIONAL, INC.
      1,587,237   Term Loan, Maturing December 31, 2007                      1,603,903
$       203,763   Term Loan, Maturing December 31, 2007                $       205,737
--------------------------------------------------------------------------------------
                                                                       $     2,812,314
--------------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SUPPLIES -- 1.8%

                  GENERAL BINDING CORP.
$       490,000   Term Loan, Maturing January 15, 2008                 $       490,000
                  IRON MOUNTAIN, INC.
      4,975,000   Term Loan, Maturing February 15, 2008                      5,024,307
--------------------------------------------------------------------------------------
                                                                       $     5,514,307
--------------------------------------------------------------------------------------

OIL & GAS -- 2.9%

                  CITGO PETROLEUM CO.
$     1,000,000   Term Loan, Maturing February 27, 2006                $     1,040,000
                  CUMBERLAND FARMS, INC.
      1,982,395   Term Loan, Maturing September 8, 2008                      1,994,785
                  SPRAGUE ENERGY CORP.
        534,426   Revolving Loan, Maturing August 10, 2007                     533,090
                  THE PREMCOR REFINING GROUP, INC.
      3,000,000   Term Loan, Maturing February 11, 2006                      3,032,814
                  WILLIAMS PRODUCTION RMT CO.
      2,487,500   Term Loan, Maturing May 30, 2007                           2,521,703
--------------------------------------------------------------------------------------
                                                                       $     9,122,392
--------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%

                  BUCKEYE TECHNOLOGIES, INC.
$     1,496,250   Term Loan, Maturing April 15, 2010                   $     1,502,796
--------------------------------------------------------------------------------------
                                                                       $     1,502,796
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.0%

                  ARMKEL, LLC
$     1,421,344   Term Loan, Maturing March 31, 2009 $                       1,435,303
                  MARY KAY COSMETICS, INC.
        930,546   Term Loan, Maturing September 30, 2007                       937,137
                  PLAYTEX PRODUCTS, INC.
      3,942,475   Term Loan, Maturing May 31, 2009                           3,948,637
--------------------------------------------------------------------------------------
                                                                       $     6,321,077
--------------------------------------------------------------------------------------

PUBLISHING & PRINTING -- 9.2%

                  AMERICAN MEDIA OPERATIONS, INC.
$       222,779   Term Loan, Maturing April 1, 2006                    $       222,500
      1,190,840   Term Loan, Maturing April 1, 2007                          1,202,004
        947,210   Term Loan, Maturing April 1, 2008                            956,564

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
PUBLISHING & PRINTING (CONTINUED)

                  DEX MEDIA EAST, LLC
$     1,871,575   Term Loan, Maturing November 8, 2008                 $     1,883,662
      2,053,889   Term Loan, Maturing May 8, 2009                            2,075,071
                  DEX MEDIA WEST, LLC
      1,257,899   Term Loan, Maturing September 9, 2009                      1,266,547
      2,516,175   Term Loan, Maturing March 9, 2010                          2,547,627
                  HOLLINGER INTERNATIONAL PUBLISHING, INC.
        493,750   Term Loan, Maturing September 30, 2009                       501,465
                  JOURNAL REGISTER CO.
      2,548,287   Term Loan, Maturing September 30, 2006                     2,536,344
                  LIBERTY GROUP OPERATING, INC.
      1,435,128   Term Loan, Maturing April 30, 2007                         1,447,686
                  MERRILL CORP.
        175,662   Term Loan, Maturing November 15, 2006                        175,662
      1,428,800   Term Loan, Maturing November 15, 2007                      1,428,800
                  MOORE HOLDINGS U.S.A. INC.
      1,492,500   Term Loan, Maturing March 15, 2010                         1,499,497
                  MORRIS PUBLISHING GROUP, LLC
      2,000,000   Term Loan, Maturing March 31, 2011                         2,018,750
                  R.H. DONNELLEY, INC.
        892,549   Term Loan, Maturing December 31, 2008                        899,150
      1,980,173   Term Loan, Maturing June 30, 2010                          2,008,087
                  SUN MEDIA CORP.
      2,633,723   Term Loan, Maturing February 7, 2009                       2,645,245
                  THE READER'S DIGEST ASSOCIATION, INC.
      1,283,638   Term Loan, Maturing May 20, 2008                           1,289,024
                  TRANSWESTERN PUBLISHING CO., LLC
      2,282,891   Term Loan, Maturing June 27, 2008                          2,302,510
--------------------------------------------------------------------------------------
                                                                       $    28,906,195
--------------------------------------------------------------------------------------

REAL ESTATE -- 6.4%

                  AGBRI OCTAGON
$     1,193,456   Term Loan, Maturing May 31, 2004                     $     1,184,505
                  AIMCO PROPERTIES, L.P.
      1,423,351   Term Loan, Maturing February 28, 2004                      1,437,584
      2,500,000   Term Loan, Maturing May 30, 2008                           2,526,563
                  AP-KNIGHT, LP
      1,513,608   Term Loan, Maturing December 31, 2004                      1,511,716
                  CONCORDIA PROPERTIES, LLC
      1,000,000   Term Loan, Maturing January 31, 2006                       1,000,625
                  CRESCENT REAL ESTATE EQUITIES, L.P.
        480,389   Term Loan, Maturing May 31, 2005                             480,389
                  FAIRFIELD RESORTS, INC.
        392,727   Revolving Loan, Maturing March 21, 2006                      390,764
      1,200,000   Term Loan, Maturing March 21, 2006                         1,194,000
                  GGP LIMITED PARTNERSHIP
$     1,000,000   Term Loan, Maturing April 30, 2008                   $     1,006,250
                  MACERICH PARTNERSHIP, L.P.
      1,968,000   Term Loan, Maturing July 15, 2005                          1,977,840
                  NEWKIRK MASTER, L.P.
        499,293   Term Loan, Maturing November 24, 2006                        508,030
                  NEWKIRK TENDER HOLDINGS, LLC
      2,000,000   Term Loan, Maturing May 25, 2006                           2,020,000
                  OLY HIGHTOP PARENT
      1,535,810   Term Loan, Maturing March 31, 2006                         1,539,649
                  THE WOODLANDS COMMERCIAL PROPERTIES CO., L.P.
      1,866,667   Term Loan, Maturing November 26, 2005                      1,878,333
                  TOWER FINANCING I, LLC
      1,500,000   Term Loan, Maturing July 9, 2008                           1,501,875
--------------------------------------------------------------------------------------
                                                                       $    20,158,123
--------------------------------------------------------------------------------------

RESTAURANTS -- 1.2%

                  AFC ENTERPRISES, INC.
$     1,209,525   Term Loan, Maturing May 23, 2009                     $     1,212,247
                  BUFFETS, INC.
      1,702,297   Term Loan, Maturing June 30, 2009                          1,709,745
                  JACK IN THE BOX, INC.
        744,375   Term Loan, Maturing July 22, 2007                            750,888
--------------------------------------------------------------------------------------
                                                                       $     3,672,880
--------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 5.8%

                  DOMINO'S, INC.
$     3,520,913   Term Loan, Maturing June 25, 2010                    $     3,561,626
                  FLEMING COMPANIES, INC.
      1,447,662   Term Loan, Maturing June 18, 2008                          1,437,408
                  GIANT EAGLE, INC.
      2,880,101   Term Loan, Maturing August 6, 2009                         2,899,303
                  RITE AID CORP.
      6,000,000   Term Loan, Maturing April 30, 2008                         6,124,500
                  ROUNDY'S, INC.
      2,462,500   Term Loan, Maturing June 6, 2009                           2,482,508
                  THE PANTRY, INC.
      1,696,525   Term Loan, Maturing March 31, 2007                         1,717,732
--------------------------------------------------------------------------------------
                                                                       $    18,223,077
--------------------------------------------------------------------------------------

RETAIL-MULTILINE -- 1.4%

                  KMART CORP.
$     3,000,000   Term Loan, Maturing May 6, 2006                      $     3,018,750

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
RETAIL-MULTILINE (CONTINUED)

                  RENT-A-CENTER, INC.
$     1,493,747   Term Loan, Maturing May 28, 2009                     $     1,509,385
--------------------------------------------------------------------------------------
                                                                       $     4,528,135
--------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 5.0%

                  ADVANCE STORES CO., INC.
$       557,636   Term Loan, Maturing November 30, 2006                $       563,735
      2,173,217   Term Loan, Maturing November 30, 2007                      2,195,630
                  BARNES & NOBLE, INC.
      2,000,000   Term Loan, Maturing November 15, 2004(3)                   1,980,000
                  CSK AUTO, INC.
      2,487,500   Term Loan, Maturing June 20, 2009                          2,504,602
                  JO-ANN STORES, INC.
      2,500,000   Term Loan, Maturing April 30, 2005                         2,487,500
                  ORIENTAL TRADING CO.
      1,950,000   Term Loan, Maturing August 4, 2010                         1,968,281
                  PETCO ANIMAL SUPPLIES, INC.
        497,491   Term Loan, Maturing October 2, 2008                          503,710
                  TRAVELCENTERS OF AMERICA, INC.
      3,310,188   Term Loan, Maturing November 30, 2008                      3,336,051
--------------------------------------------------------------------------------------
                                                                       $    15,539,509
--------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.7%

                  KANSAS CITY SOUTHERN INDUSTRIES, INC.
$       693,512   Term Loan, Maturing June 12, 2008                    $       696,979
                  RAILAMERICA, INC.
        113,333   Term Loan, Maturing May 31, 2009                             114,453
        158,400   Term Loan, Maturing May 31, 2009                             159,964
        699,600   Term Loan, Maturing May 31, 2009                             706,509
                  SIRVA WORLDWIDE, INC.
        488,235   Term Loan, Maturing December 31, 2010                        488,540
--------------------------------------------------------------------------------------
                                                                       $     2,166,445
--------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.6%

                  AMI SEMICONDUCTOR
$       498,750   Term Loan, Maturing September 30, 2008               $       504,049
                  FAIRCHILD SEMICONDUCTOR CORP.
      1,492,500   Term Loan, Maturing June 19, 2008                          1,506,492
--------------------------------------------------------------------------------------
                                                                       $     2,010,541
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELESS -- 3.2%

                  AMERICAN TOWER, L.P.
$       229,142   Term Loan, Maturing December 31, 2006                $       229,729
        455,626   Term Loan, Maturing December 31, 2007                        458,664
                  CRICKET COMMUNICATIONS, INC.
$       300,000   Term Loan, Maturing June 30, 2007(2)                 $       192,750
                  CROWN CASTLE OPERATING CO.
        997,500   Term Loan, Maturing September 15, 2007                     1,013,442
                  DOBSON CELLULAR SYSTEMS, INC.
      1,496,250   Term Loan, Maturing March 31, 2010                         1,517,292
                  NEXTEL COMMUNICATIONS, INC.
      4,000,000   Term Loan, Maturing December 15, 2010                      4,024,064
                  SPECTRASITE COMMUNICATIONS, INC.
      1,339,459   Term Loan, Maturing June 30, 2006                          1,358,212
        508,277   Term Loan, Maturing June 30, 2007                            510,236
                  WESTERN WIRELESS
        749,062   Term Loan, Maturing September 30, 2008                       750,266
                  WINSTAR COMMUNICATIONS, INC.
        243,317   DIP Loan, Maturing June 30, 2003(2)(3)                        17,908
--------------------------------------------------------------------------------------
                                                                       $    10,072,563
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELINE -- 1.7%

                  CINCINNATI BELL, INC.
$     1,645,875   Term Loan, Maturing June 30, 2008                    $     1,666,964
                  QWEST CORP.
      3,500,000   Term Loan, Maturing June 4, 2007                           3,692,500
--------------------------------------------------------------------------------------
                                                                       $     5,359,464
--------------------------------------------------------------------------------------

TEXTILES AND APPAREL -- 0.2%

                  ST. JOHN KNITS INTERNATIONAL, INC.
$       249,443   Term Loan, Maturing July 31, 2007                    $       250,145
        496,667   Term Loan, Maturing July 31, 2007                            498,141
--------------------------------------------------------------------------------------
                                                                       $       748,286
--------------------------------------------------------------------------------------

THEATERS -- 2.6%

                  CINEMARK USA, INC.
$     3,283,500   Term Loan, Maturing March 31, 2009                   $     3,325,227
                  HOLLYWOOD THEATER HOLDINGS, INC.
        847,513   Term Loan, Maturing March 31, 2006(3)                        794,543
                  LOEWS CINEPLEX ENTERTAINMENT CORP.
        846,818   Term Loan, Maturing December 5, 2002                         846,818
        360,543   Term Loan, Maturing September 30, 2006                       361,744
                  REGAL CINEMAS, INC.
      2,829,031   Term Loan, Maturing June 30, 2009                          2,862,625
--------------------------------------------------------------------------------------
                                                                       $     8,190,957
--------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                         VALUE
--------------------------------------------------------------------------------------
UTILITY -- 2.0%

                  CENTERPOINT ENERGY, INC.
$     3,989,189   Term Loan, Maturing October 7, 2006                  $     4,038,057
                  NRG ENERGY, INC.
        312,500   Term Loan, Maturing June 23, 2010                            320,313
      1,187,500   Term Loan, Maturing June 23, 2010                          1,217,188
                  NUI UTILITIES, INC.
        133,197   Term Loan, Maturing November 24, 2004                        134,862
        679,303   Term Loan, Maturing November 24, 2004                        686,521
--------------------------------------------------------------------------------------
                                                                       $     6,396,941
--------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
  (IDENTIFIED COST $446,121,158)                                       $   447,563,433
--------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 12.0%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.0%

                  BE AEROSPACE, INC., SR. NOTES
$            35   8.50%, 10/1/10(4)                                    $        37,712
                  GENCORP, INC., SR. SUB. NOTES
             10   9.50%, 8/15/13(4)                                             10,425
                  K&F INDUSTRIES, SR. SUB. NOTES
             25   9.625%, 12/15/10                                              28,156
--------------------------------------------------------------------------------------
                                                                       $        76,293
--------------------------------------------------------------------------------------

AIRLINES -- 0.9%

                  AMERICAN AIRLINES
$           895   7.80%, 10/1/06                                       $       810,061
             15   8.608%, 4/1/11                                                13,678
             20   7.858%, 10/1/11                                               20,321
                  AMR CORP., DEBS.
            210   9.00%, 8/1/12                                                179,550
                  CONTINENTAL AIRLINES
            200   7.434%, 9/15/04                                              196,389
              7   7.08%, 11/1/04                                                 6,770
            332   7.033%, 6/15/11                                              286,212
                  DELTA AIR LINES
            125   7.779%, 11/18/05                                             115,146
             20   7.70%, 12/15/05                                               18,975
             23   7.779%, 1/2/12                                                20,920
                  DUNLOP STAND AERO HOLDINGS, SR. NOTES
            845   11.875%, 5/15/09(4)                                          908,375
                  NORTHWEST AIRLINES, INC.
$           200   8.875%, 6/1/06                                       $       182,500
                  NORTHWEST AIRLINES, INC., SR. NOTES
             20   9.875%, 3/15/07                                               18,300
--------------------------------------------------------------------------------------
                                                                       $     2,777,197
--------------------------------------------------------------------------------------

APPAREL -- 0.1%

                  GFSI, INC., SR. SUB. NOTES
$            45   9.625%, 3/1/07                                       $        41,681
                  J CREW OPERATING CORP., SR. SUB. NOTES
             80   10.375%, 10/15/07                                             82,100
                  PERRY ELLIS INTERNATIONAL, INC., SR. SUB. NOTES
             60   8.875%, 9/15/13(4)                                            63,450
                  PHILLIPS VAN-HEUSEN, SR. NOTES
            100   8.125%, 5/1/13                                               106,750
                  TROPICAL SPORTSWEAR INTERNATIONAL
             50   11.00%, 6/15/08                                               40,750
                  WILLIAM CARTER, SERIES B
            104   10.875%, 8/15/11                                             120,640
--------------------------------------------------------------------------------------
                                                                       $       455,371
--------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.5%

                  CSK AUTO, INC.
$           420   12.00%, 6/15/06                                      $       484,050
                  DANA CORP.
            175   10.125%, 3/15/10                                             204,750
                  KEY PLASTICS, JR. SECURED SUB. NOTES (PIK)
             44   4.009%, 4/26/07(2)(3)                                         44,009
                  KEY PLASTICS, SR. SECURED SUB. NOTES
            118   7.009%, 4/26/07(2)(3)                                        118,465
                  KEYSTONE AUTOMOTIVE, SR. SUB. NOTES
             30   9.75%, 11/1/13(4)                                             31,537
                  METALDYNE CORP.
             90   10.00%, 11/1/13(4)                                            91,350
                  REXNORD CORP.
             65   10.125%, 12/15/12                                             71,500
                  TENNECO AUTOMOTIVE, INC.
            200   10.25%, 7/15/13(4)                                           228,500
                  TENNECO AUTOMOTIVE, INC., SERIES B
            100   11.625%, 10/15/09                                            108,500
              5   10.25%, 7/15/13                                                5,712
                  TRW AUTOMOTIVE, INC., SR. SUB. NOTES
            100   11.00%, 2/15/13                                              118,250

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
AUTO AND PARTS (CONTINUED)

                  UNITED COMPONENTS, INC., SR. SUB. NOTES
$            65   9.375%, 6/15/13                                      $        71,337
--------------------------------------------------------------------------------------
                                                                       $     1,577,960
--------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.2%

                  ADELPHIA COMMUNICATIONS CORP., SR. NOTES
$           270   9.25%, 10/1/02(2)                                    $       251,100
                  AVALON CABLE, LLC, SR. DISC. NOTES
             82   11.875%, 12/1/08                                              86,843
                  CHARTER COMMUNICATION HOLDINGS, SR. DISC. NOTES
            265   13.50%, 1/15/11                                              198,750
             45   0.00%, 5/15/11                                                30,375
                  CHARTER COMMUNICATION HOLDINGS, SR. NOTES
             15   8.25%, 4/1/07                                                 14,175
            200   8.625%, 4/1/09                                               175,500
             85   10.00%, 4/1/09                                                76,075
             45   10.75%, 10/1/09                                               41,512
                  CSC HOLDINGS, INC., SR. SUB. NOTES
             40   9.875%, 2/15/13                                               42,000
            180   10.50%, 5/15/16                                              207,000
                  DEX MEDIA EAST LLC
             80   9.875%, 11/15/09                                              92,000
                  DEX MEDIA WEST LLC, SR. SUB. NOTES
            190   9.875%, 8/15/13(4)                                           221,825
                  DIRECTV HOLDINGS, SR. NOTES
             60   8.375%, 3/15/13                                               69,900
                  ECHOSTAR DBS CORP., SR. NOTES
              7   9.125%, 1/15/09                                                7,866
                  GENERAL CABLE CORP., SR. NOTES
             50   9.50%, 11/15/10(4)                                            52,750
                  INSIGHT COMMUNICATIONS, SR. DISC. NOTES
            145   12.25%, 2/15/11                                              124,700
                  LBI MEDIA, INC., SR. DISC. NOTES
             80   11.00%, 10/15/13(4)                                           52,200
                  MUZAK LLC/MUZAK FINANCE, SR. NOTES
             25   10.00%, 2/15/09                                               26,750
                  NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
            195   11.375%, 4/1/13                                              143,569
                  NEXTMEDIA OPERATING, INC.
             65   10.75%, 7/1/11                                                74,100
                  PAXSON COMMUNICATIONS
             35   10.75%, 7/15/08                                               38,369
             65   12.25%, 1/15/09                                               57,362
                  PEGASUS COMMUNICATIONS
          1,000   9.75%, 12/1/06                                               907,500
                  PEGASUS SATTELITE, SR. NOTES
$           530   12.375%, 8/1/06                                      $       501,512
                  SINCLAIR BROADCAST GROUP
             40   4.875%, 7/15/18                                               44,150
                  YOUNG BROADCASTING, INC., SR. SUB. NOTES
             65   8.75%, 1/15/14(4)                                             66,137
--------------------------------------------------------------------------------------
                                                                       $     3,604,020
--------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.0%

                  NORTEK HOLDINGS, INC., SR. NOTES, (0% UNTIL 2007)
$           135   10.00%, 5/15/11(4)                                   $        98,212
--------------------------------------------------------------------------------------
                                                                       $        98,212
--------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.9%

                  ADVANSTAR COMMUNICATIONS
$         1,496   Variable Rate, 8.63%, 8/15/08                        $     1,578,544
            145   10.75%, 8/15/10(4)                                           157,687
             40   10.75%, 8/15/10(4)                                            43,500
                  COINMACH CORP., SR. NOTES
             40   9.00%, 2/1/10                                                 43,600
                  JSG FUNDING PLC, SR. NOTES
            250   9.625%, 10/1/12                                              281,250
                  NORCROSS SAFETY PRODUCTS, SR. SUB. NOTES
            150   9.875%, 8/15/11(4)                                           165,375
                  R.H. DONNELLEY FINANCE CORP.
             40   10.875%, 12/15/12                                             47,650
                  R.H. DONNELLEY FINANCE CORP., SR. NOTES
             30   8.875%, 12/15/10(4)                                           33,900
                  R.H. DONNELLEY FINANCE CORP., SR. SUB. NOTES
            190   10.875%, 12/15/12(4)                                         226,337
                  SENSUS METERING SYSTEMS, SR. SUB. NOTES
             65   8.625%, 12/15/13(4)                                           67,031
                  STRATUS TECHNOLOGIES, INC., SR. NOTES
            115   10.375%, 12/1/08(4)                                          122,619
                  UNIVERSAL CITY DEVELOPMENT, SR. NOTES
             15   11.75%, 4/1/10(4)                                             17,625
                  WILLIAMS SCOTSMAN, INC.
             45   10.00%, 8/15/08                                               49,556
--------------------------------------------------------------------------------------
                                                                       $     2,834,674
--------------------------------------------------------------------------------------

CHEMICALS -- 0.6%

                  AVECIA GROUP, PLC
$           500   11.00%, 7/1/09                                       $       452,500

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

                  EQUISTAR CHEMICAL
$           110   10.625%, 5/1/11                                      $       122,100
                  HERCULES, INC.
             30   11.125%, 11/15/07                                             36,075
                  HMP EQUITY HOLDINGS CORP., SR. DISC. NOTES
            125   0.00%, 5/15/08(4)                                             76,875
                  HUNTSMAN CO., LLC
             55   11.625%, 10/15/10(4)                                          56,375
                  HUNTSMAN CO., LLC, SR. NOTES
             80   9.875%, 3/1/09(4)                                             88,000
                  KRATON POLYMERS LLC, SR. SUB NOTES
             55   8.125%, 1/15/14(4)                                            57,475
                  LYONDELL CHEMICAL CO.
             40   9.50%, 12/15/08                                               42,000
             75   9.50%, 12/15/08                                               78,750
            170   11.125%, 7/15/12                                             189,550
                  METHANEX CORP., SR. NOTES
            120   8.75%, 8/15/12                                               134,400
                  NALCO COMPANY, SR. NOTES
            100   7.75%, 11/15/11(4)                                           107,500
                  NALCO COMPANY, SR. SUB. NOTES
            100   8.875%, 11/15/13(4)                                          106,500
                  OM GROUP, INC.
            200   9.25%, 12/15/11                                              209,000
--------------------------------------------------------------------------------------
                                                                       $     1,757,100
--------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.2%

                  FEDDERS NORTH AMERICA
$            45   9.375%, 8/15/07                                      $        45,450
                  HOCKEY CO.
            325   11.25%, 4/15/09                                              372,531
                  JOSTENS HOLDING CORP., SR. DISC. NOTES, (0%
                    UNTIL 2008)
             45   10.25%, 12/1/13(4)                                            28,462
                  NORCRAFT COMPANIES, SR. SUB. NOTES
             25   9.00%, 11/1/11(4)                                             27,125
--------------------------------------------------------------------------------------
                                                                       $       473,568
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.3%

                  CROWN EURO HOLDINGS SA
$            65   9.50%, 3/1/11                                        $        73,937
            340   10.875%, 3/1/13                                              401,625
                  GRAHAM PACKAGING CO.
             35   8.75%, 1/15/08                                                35,962
                  JEFFERSON SMURFIT
$           170   8.25%, 10/1/12                                       $       185,300
                  OWENS-BROCKWAY GLASS CONTAINER
            185   8.25%, 5/15/13                                               199,569
--------------------------------------------------------------------------------------
                                                                       $        896,393
--------------------------------------------------------------------------------------

DRUGS -- 0.0%

                  VALEANT PHARMACEUTICALS, SR. NOTES
$            85   7.00%, 12/15/11(4)                                   $        87,975
--------------------------------------------------------------------------------------
                                                                       $        87,975
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.0%

                  RAYOVAC CORP., SR. SUB. NOTES
$            60   8.50%, 10/1/13                                       $        63,900
--------------------------------------------------------------------------------------
                                                                       $        63,900
--------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 0.0%

                  DANKA BUSINESS SYSTEMS
$            25   11.00%, 6/15/10                                      $        24,937
                  HEXCEL CORP.
             35   9.875%, 10/1/08                                               39,637
--------------------------------------------------------------------------------------
                                                                       $        64,574
--------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%

                  CHIPPAC INTERNATIONAL LTD.
$            90   12.75%, 8/1/09                                       $        99,900
--------------------------------------------------------------------------------------
                                                                       $        99,900
--------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.0%

                  HORNBECK LEEVAC MARINE SERVICE, SR. NOTES
$            80   10.625%, 8/1/08                                      $        88,800
                  TRICO MARINE SERVICES
             45   8.875%, 5/15/12                                               33,075
--------------------------------------------------------------------------------------
                                                                       $       121,875
--------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.5%

                  EQUINOX HOLDINGS, INC., SR. NOTES
$            50   9.00%, 12/15/09(4)                                   $        51,875
                  GAYLORD ENTERTAINMENT CO., SR. NOTES
             40   8.00%, 11/15/13(4)                                            42,400
                  HOLLYWOOD ENTERTAINMENT
            200   9.625%, 3/15/11                                              216,000

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)

                  IMAX CORP.
$            55   9.625%, 12/1/10(4)                                   $        58,094
                  INTRAWEST CORP., SR. NOTES
            125   7.50%, 10/15/13(4)                                           130,625
                  PREMIER PARKS, INC.
             20   9.75%, 6/15/07                                                20,975
                  ROYAL CARIBBEAN CRUISES, SR. NOTES
            165   8.00%, 5/15/10                                               180,675
            345   8.75%, 2/2/11                                                391,575
                  SIX FLAGS, INC., SR. NOTES
             30   9.50%, 2/1/09                                                 31,575
            240   8.875%, 2/1/10                                               247,500
             15   9.75%, 4/15/13                                                15,862
             80   9.625%, 6/1/14(4)                                             84,000
--------------------------------------------------------------------------------------
                                                                       $     1,471,156
--------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.0%

                  ALLIED WASTE INDUSTRIES, SERIES B
$            85   9.25%, 9/1/12                                        $        96,900
--------------------------------------------------------------------------------------
                                                                       $        96,900
--------------------------------------------------------------------------------------

FOODS -- 0.5%

                  AMERICAN SEAFOOD GROUP LLC
$           400   10.125%, 4/15/10                                     $       477,500
                  B&G FOODS, INC.
             75   9.625%, 8/1/07                                                77,719
                  BURNS PHILIP CAPITAL, SR. SUB NOTES
            180   10.75%, 2/15/11(4)                                           197,100
                  DOANE PET CARE CO.
             70   10.75%, 3/1/10                                                72,800
                  DOLE FOODS CO., SR. NOTES
            130   8.875%, 3/15/11                                              143,325
                  LAND O LAKES, INC.
            105   9.00%, 12/15/10(4)                                           106,312
                  LUIGINO'S, INC., SR. SUB. NOTES
            130   10.00%, 2/1/06                                               133,900
                  MICHAEL FOODS, SR. SUB. NOTES
             95   8.00%, 11/15/13(4)                                            99,512
                  NEW WORLD PASTA COMPANY
            165   9.25%, 2/15/09                                                43,725
                  PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
             40   8.25%, 12/1/13                                                41,600
                  SEMINIS VEGETABLE SEEDS, SR. SUB. NOTES
             50   10.25%, 10/1/13(4)                                            54,000
                  UNITED AGRICULTURAL PRODUCTS, SR. NOTES
$            55   8.25%, 12/15/11(4)                                   $        56,787
--------------------------------------------------------------------------------------
                                                                       $     1,504,280
--------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 0.0%

                  HOME INTERIORS & GIFTS
$            60   10.125%, 6/1/08                                      $        60,975
--------------------------------------------------------------------------------------
                                                                       $        60,975
--------------------------------------------------------------------------------------

GAMING -- 0.5%

                  CHUKCHANSI EDA, SR. NOTES
$           230   14.50%, 6/15/09(4)                                   $       280,600
                  INN OF THE MOUNTAIN GODS, SR. NOTES
            165   12.00%, 11/15/10(4)                                          176,138
                  PENN NATIONAL GAMING, INC., SR. SUB NOTES
            620   11.125%, 3/1/08                                              699,050
                  WATERFORD GAMING LLC, SR. NOTES
            449   8.625%, 9/15/12(4)                                           478,185
--------------------------------------------------------------------------------------
                                                                       $     1,633,973
--------------------------------------------------------------------------------------

HEALTH SERVICES -- 0.2%

                  ARDENT HEALTH SERVICES, SR. SUB. NOTES
$           125   10.00%, 8/15/13(4)                                   $       136,875
                  NATIONAL NEPHROLOGY ASSOCIATION, SR. SUB. NOTES
             65   9.00%, 11/1/11(4)                                             68,413
                  PACIFICARE HEALTH SYSTEM
            146   10.75%, 6/1/09                                               173,010
                  QUINTILES TRANSNATIONAL, SR. SUB. NOTES
            260   10.00%, 10/1/13(4)                                           282,100
                  ROTECH HEALTHCARE, INC.
             15   9.50%, 4/1/12                                                 15,750
--------------------------------------------------------------------------------------
                                                                       $       676,148
--------------------------------------------------------------------------------------

INSTRUMENTS-CONTROLS -- 0.3%

                  WESCO DISTRIBUTION, INC.
$         1,000   9.125%, 6/1/08                                       $     1,040,000
--------------------------------------------------------------------------------------
                                                                       $     1,040,000
--------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.1%

                  BOMBARDIER RECREATIONAL, SR. SUB. NOTES
$            55   8.375%, 12/15/13(4)                                  $        57,750
                  COUCHE-TARD US, SR. SUB. NOTES
             80   7.50%, 12/15/13(4)                                            84,200

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
INVESTMENT SERVICES (CONTINUED)

                  INTERLINE BRANDS, INC., SR. SUB. NOTES
$            50   11.50%, 5/15/11                                      $        55,375
                  POSTER FINANCIAL GROUP
             50   8.75%, 12/1/11(4)                                             51,250
                  TABLETOP HOLDINGS, INC., SR. SUB. NOTES
            145   0.00%, 5/15/14(4)                                             80,475
--------------------------------------------------------------------------------------
                                                                       $       329,050
--------------------------------------------------------------------------------------

LODGING -- 0.1%

                  FELCOR LODGING
$            90   10.00%, 9/15/08                                      $        97,650
                  HOST MARRIOTT L.P.
             25   9.25%, 10/1/07                                                28,063
                  HOST MARRIOTT L.P., SERIES I
             30   9.50%, 1/15/07                                                33,525
                  WYNN RESORTS
             55   6.00%, 7/15/15(4)                                             81,675
--------------------------------------------------------------------------------------
                                                                       $       240,913
--------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.7%

                  AMERISTAR CASINOS, INC.
$           150   10.75%, 2/15/09                                      $       173,250
                  HOLLYWOOD CASINO SHREVEPORT, 1ST MTG. NOTES
            205   13.00%, 8/1/06(2)                                            145,550
                  KERZNER INTERNATIONAL, SR. SUB. NOTES
            210   8.875%, 8/15/11                                              230,475
                  MAJESTIC STAR LLC
            365   9.50%, 10/15/10(4)                                           375,950
                  MANDALAY RESORT GROUP, SR. SUB. NOTES
             60   10.25%, 8/1/07                                                69,600
                  MGM GRAND, INC.
            220   9.75%, 6/1/07                                                251,900
                  MTR GAMING GROUP, SERIES B
            110   9.75%, 4/1/10                                                118,250
                  VENETIAN CASINO/LAS VEGAS SANDS
            645   11.00%, 6/15/10                                              751,425
--------------------------------------------------------------------------------------
                                                                       $     2,116,400
--------------------------------------------------------------------------------------

MACHINERY -- 0.2%

                  CASE NEW HOLLAND, INC., SR. NOTES
$           110   9.25%, 8/1/11(4)                                     $       123,750
                  FLOWSERVE CORP.
              5   12.25%, 8/15/10                                                5,825
                  MANITOWOC CO., INC. (THE)
$            45   10.50%, 8/1/12                                       $        51,469
                  TEREX CORP.
            120   10.375%, 4/1/11                                              135,000
            150   9.25%, 7/15/11                                               165,750
--------------------------------------------------------------------------------------
                                                                       $       481,794
--------------------------------------------------------------------------------------

MANUFACTURING -- 0.3%

                  AMSTED INDUSTRIES, INC., SR. NOTES
$           500   10.25%, 10/15/11(4)                                  $       555,000
                  DRESSER, INC.
            110   9.375%, 4/15/11                                              120,175
                  FOAMEX L.P./CAPITAL CORP.
             65   10.75%, 4/1/09                                                62,238
                  GREY WOLF, INC., SR. NOTES
             18   8.875%, 7/1/07                                                18,630
                  JACUZZI BRANDS, INC., SR. NOTES
             10   9.625%, 7/1/10(4)                                             11,050
                  OXFORD INDUSTRIES, INC., SR. NOTES
             90   8.875%, 6/1/11(4)                                             98,888
                  TEKNI-PLEX, INC.
             55   8.75%, 11/15/13(4)                                            57,613
                  TEKNI-PLEX, INC., SERIES B
             15   12.75%, 6/15/10                                               16,425
--------------------------------------------------------------------------------------
                                                                       $       940,019
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.1%

                  MEDQUEST, INC.
$           205   11.875%, 8/15/12                                     $       224,988
--------------------------------------------------------------------------------------
                                                                       $       224,988
--------------------------------------------------------------------------------------

MEDICAL SERVICES -- 0.1%
                  MAGELLAN HEALTH SERVICES, SR. NOTES
$           170   9.375%, 11/15/07(4)                                  $       179,350
--------------------------------------------------------------------------------------
                                                                       $       179,350
--------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.1%

                  LUCENT TECHNOLOGIES, INC., DEBS.
$           120   6.50%, 1/15/28                                       $        94,500
            125   6.45%, 3/15/29                                                98,906
--------------------------------------------------------------------------------------
                                                                       $       193,406
--------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.9%

                  ANR PIPELINE CO.
$            70   8.875%, 3/15/10                                      $        79,100
                  DYNEGY HOLDINGS, INC., SR. NOTES
            195   6.875%, 4/1/11                                               180,619
             15   8.75%, 2/15/12                                                15,206
              5   10.125%, 7/15/13(4)                                            5,775
                  GULFTERRA ENERGY PARTNER, SERIES B
            106   8.50%, 6/1/10(4)                                             120,840
                  HANOVER COMPRESS CO., SR. NOTES
             70   8.625%, 12/15/10                                              73,150
                  PARKER DRILLING CO., SR. NOTES
             30   9.625%, 10/1/13(4)                                            31,350
                  PORT ARTHUR FINANCE CORP.
            347   12.50%, 1/15/09                                              413,648
                  PREMCOR REFINING GROUP, SR. NOTES
            210   9.50%, 2/1/13                                                240,450
                  PREMCOR REFINING GROUP, SR. SUB. NOTES
             40   7.75%, 2/1/12(4)                                              41,400
                  SESI, LLC
            585   8.875%, 5/15/11                                              640,575
                  SOUTHERN NATURAL GAS
             50   8.875%, 3/15/10                                               56,500
            150   8.00%, 3/1/32                                                155,625
                  TRANSMONTAIGNE, INC., SR. SUB. NOTES
            225   9.125%, 6/1/10(4)                                            242,438
                  WILLIAMS COS., INC. (THE)
            180   7.875%, 1/15/06                                              187,200
                  WILLIAMS COS., INC., (THE) SR. NOTES
            175   8.625%, 6/1/10                                               197,313
--------------------------------------------------------------------------------------
                                                                       $     2,681,189
--------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.7%

                  COMSTOCK RESOURCES, INC.
$            75   11.25%, 5/1/07                                       $        81,000
                  CONTINENTAL RESOURCES
            525   10.25%, 8/1/08                                               530,250
                  EL PASO CORP., SR. NOTES
            325   7.00%, 5/15/11                                               301,438
                  GREY WOLF, INC., SERIES C
             15   8.875%, 7/1/07                                                15,525
                  GULFTERRA ENERGY PARTNERS
             41   10.625%, 12/1/12                                              51,045
                  NORTHWEST PIPELINE CORP.
             70   8.125%, 3/1/10                                                78,050
                  PLAINS E&P CO.
$           115   8.75%, 7/1/12                                        $       126,931
                  WESTERN NATURAL GAS
          1,000   10.00%, 6/15/09                                            1,080,000
--------------------------------------------------------------------------------------
                                                                       $     2,264,239
--------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%

                  GEORGIA-PACIFIC CORP.
$           120   9.50%, 12/1/11                                       $       139,800
            180   9.375%, 2/1/13                                               207,900
             55   9.50%, 5/15/22                                                57,475
                  LONGVIEW FIBRE CO., SR. SUB. NOTES
            225   10.00%, 1/15/09                                              248,063
                  MILLAR WESTERN FOREST, SR. NOTES
             30   7.75%, 11/15/13                                               31,275
--------------------------------------------------------------------------------------
                                                                       $       684,513
--------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.1%

                  XEROX CAPITAL TRUST
$           350   8.00%, 2/1/27                                        $       345,625
--------------------------------------------------------------------------------------
                                                                       $       345,625
--------------------------------------------------------------------------------------

PUBLISHING -- 0.1%

                  AMERICAN MEDIA OPERATIONS, INC., SERIES B
$            15   10.25%, 5/1/09                                       $        16,069
                  CANWEST MEDIA, INC., SR. SUB. NOTES
            120   10.625%, 5/15/11                                             137,700
                  CBD MEDIA/CBD FINANCE, SR. SUB. NOTES
             30   8.625%, 6/1/11(4)                                             33,150
                  LIBERTY GROUP OPERATING
            110   9.375%, 2/1/08                                               111,650
--------------------------------------------------------------------------------------
                                                                       $       298,569
--------------------------------------------------------------------------------------

RETAIL -- 0.0%

                  PCA LLC/PCA FINANCE CORP., SR. NOTES
$            35   11.875%, 8/1/09                                      $        38,500
--------------------------------------------------------------------------------------
                                                                       $        38,500
--------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.0%

                  MOTHERS WORK, INC.
$            50   11.25%, 8/1/10                                       $        55,813
--------------------------------------------------------------------------------------
                                                                       $        55,813
--------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
RETAIL-FOOD AND DRUG -- 0.0%

                  GENERAL NUTRITION CENTER, SR. SUB. NOTES
$            45   8.50%, 12/1/10(4)                                    $        46,350
--------------------------------------------------------------------------------------
                                                                       $        46,350
--------------------------------------------------------------------------------------

RETAIL-GENERAL -- 0.0%

                  SHOPKO STORES, SR. NOTES
$            95   9.25%, 3/15/22                                       $        90,725
--------------------------------------------------------------------------------------
                                                                       $        90,725
--------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.1%

                  AMI SEMICONDUCTOR, INC.
$           121   10.75%, 2/1/13                                       $       144,898
                  AMKOR TECHNOLOGIES, INC.
             30   5.75%, 6/1/06                                                 30,450
                  AMKOR TECHNOLOGIES, INC., SR. NOTES
             10   9.25%, 2/15/08                                                11,400
                  AMKOR TECHNOLOGIES, INC., SR. SUB. NOTES
             65   10.50%, 5/1/09                                                69,713
                  ON SEMICONDUCTOR CORP.
             35   13.00%, 5/15/08                                               40,863
                  SCG HOLDING & SEMICONDUCTOR CORP.
             20   12.00%, 8/1/09                                                21,600
--------------------------------------------------------------------------------------
                                                                       $       318,924
--------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 0.1%

                  MARCONI CORP. PLC, SERIES A
$            80   8.00%, 4/30/08(4)                                    $        81,436
                  NORTEL NETWORKS LTD.
            130   4.25%, 9/1/08                                                123,663
--------------------------------------------------------------------------------------
                                                                       $       205,099
--------------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

                  OMI CORP., SR. NOTES
$            95   7.625%, 12/1/13(4)                                   $        96,306
                  PETROLEUM HELICOPTERS, SERIES B
             15   9.375%, 5/1/09                                                16,013
                  QUALITY DISTRIBUTION
             70   9.00%, 11/15/10(4)                                            73,588
--------------------------------------------------------------------------------------
                                                                       $       185,907
--------------------------------------------------------------------------------------

UTILITIES -- 0.3%

                  AES CORP.
$            26   10.00%, 7/15/05(4)                                   $        26,613
                  AES CORP., SR. NOTES
$            15   9.375%, 9/15/10                                      $        16,706
             25   8.75%, 5/15/13(4)                                             28,063
             15   9.00%, 5/15/15(4)                                             17,025
                  AES CORP., SR. SUB. DEBS.
             80   8.875%, 11/1/27                                               72,400
                  AES CORP., SR. SUB. NOTES
             35   8.50%, 11/1/07                                                35,700
                  ILLINOIS POWER
             80   7.50%, 6/15/09                                                88,400
                  NATIONAL WATERWORKS, INC.
            115   10.50%, 12/1/12                                              129,088
                  NRG ENERGY, INC.
            205   8.00%, 12/15/13(4)                                           216,531
                  ORION POWER HOLDINGS, INC., SR. NOTES
            380   12.00%, 5/1/10                                               463,600
--------------------------------------------------------------------------------------
                                                                       $     1,094,126
--------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 0.1%

                  CALPINE CANADA ENERGY FINANCE, SR. NOTES
$           240   8.50%, 5/1/08                                        $       192,600
                  CALPINE CORP., SR. NOTES
             60   8.25%, 8/15/05                                                58,350
             75   7.625%, 4/15/06                                               66,750
             25   8.50%, 7/15/10(4)                                             24,500
             25   8.50%, 2/15/11                                                19,906
                  RELIANT RESOURCES, INC.
             55   9.25%, 7/15/10(4)                                             58,575
                  RELIANT RESOURCES, INC., SR. NOTES
             15   9.50%, 7/15/13(4)                                             16,125
--------------------------------------------------------------------------------------
                                                                       $       436,806
--------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.6%

                  AMERICAN TOWER CORP., SR. NOTES
$           390   9.375%, 2/1/09                                       $       417,300
                  CENTENNIAL CELL/COMMUNICATION
            125   10.125%, 6/15/13(4)                                          137,813
                  CROWN CASTLE INTERNATIONAL CORP.
              2   6.25%, 8/15/12                                               104,400
                  CROWN CASTLE INTERNATIONAL CORP., SR. NOTES
            150   9.50%, 8/1/11                                                164,250
                  INSIGHT MIDWEST/INSIGHT CAPITAL, SR. NOTES
             95   10.50%, 11/1/10                                              103,788
                  LEVEL 3 FINANCING, INC., SR. NOTES
            270   10.75%, 10/15/11(4)                                          286,875
                  NEXTEL COMMUNICATIONS, INC., SR. NOTES
             10   7.375%, 8/1/15                                                10,800

                       See notes to financial statements.

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                             VALUE
--------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES (CONTINUED)

                  NEXTEL PARTNERS, INC., SR. NOTES
$           116   12.50%, 11/15/09                                     $       135,140
            175   11.00%, 3/15/10                                              194,250
             25   11.00%, 3/15/10                                               27,750
             70   8.125%, 7/1/11                                                74,900
                  SBA TELECOMMUNICATIONS, SR. DISC. NOTES
             90   0.00%, 12/19/11(4)                                            63,900
                  UBIQUITEL OPERATING CO.
             23   14.00%, 5/15/10                                               17,365
                  WESTERN WIRELESS CORP., SR. NOTES
             55   9.25%, 7/15/13                                                58,300
--------------------------------------------------------------------------------------
                                                                       $     1,796,831
--------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.3%

                  ACCEPTANCE ESCROW CORP., SR. NOTES
$           130   10.00%, 8/1/11(4)                                    $       145,600
                  CINCINNATI BELL, INC., SR. SUB. NOTES
             65   8.375%, 1/15/14(4)                                            70,200
                  EMBRATEL
            105   11.00%, 12/15/08(4)                                          108,150
                  QWEST SERVICES CORP.
            493   13.50%, 12/15/10(4)                                          601,460
--------------------------------------------------------------------------------------
                                                                       $       925,410
--------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $35,001,625)                                       $    37,646,990
--------------------------------------------------------------------------------------

COMMON STOCKS, PREFERRED STOCKS AND
WARRANTS -- 2.9%

SHARES/RIGHTS     SECURITY                                             VALUE
--------------------------------------------------------------------------------------
            210   American Tower Corp., Warrants(2)(3)                 $        26,355
         32,537   Carlyle-Key Partners(2)(3)                                    32,537
          2,535   CSC Holdings, Inc. Preferred, Series M(2)                    266,809
          2,992   Enviromental Systems Products Common(2)(3)                    12,028
         10,443   Hayes Lemmerz International Common(2)                        189,122
             35   Hayes Lemmerz International Preferred,
                     Series A(2)(3)                                              2,480
             10   Identity Now Holdings Common(2)(3)                                 0
              9   Kac Mezz Holdings, Class A, Warrants(2)(3)                         0
              8   Kac Mezz Holdings, Class B, Warrants(2)(3)                         0
             15   Key Plastics LLC Preferred Stock (Series A)(2)(3)             15,231
              8   Knowledge Universe, Inc. Common(2)                             8,000
             20   Lucent Technologies Capital Trust I Preferred
                     Shares                                                     21,250
         45,548   Thermadyne Holdings Corp. Common(2)                          560,240
        925,000   Van Kampen Senior Income Trust                             7,982,750
          1,790   Williams Cos., Inc. (The) Preferred(2)(4)                    116,574
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST, $7,913,887)                                       $     9,233,376
--------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.6%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
--------------------------------------------------------------------------------------
BANKS AND MONEY SERVICES -- 1.6%

                  BARTON CAPITAL CORP.
$         5,000   1.08%, 1/23/04                                       $     4,996,550
--------------------------------------------------------------------------------------
                                                                       $     4,996,550
--------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (IDENTIFIED COST $4,996,550)                                        $     4,996,550
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

PRINCIPAL         MATURITY
AMOUNT            DATE        BORROWER                     RATE        AMOUNT
--------------------------------------------------------------------------------------
                              Investors Bank and
$     5,804,000   01/02/04    Trust Time Deposit           1.01%       $     5,804,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST)                                                 $     5,804,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 161.2%
   (IDENTIFIED COST $499,837,220)                                      $   505,244,349
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (26.1)%                              $   (81,738,148)

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (35.1)%                                            $  (110,013,134)

NET ASSETS APPLICABLE TO
COMMON SHARES  100.0%                                                  $   313,493,067
--------------------------------------------------------------------------------------

PIK - Payment-In-Kind.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2)  Non-income producing security.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Note: At December 31, 2003, the Trust had unfunded commitments amounting to $9,483,606 under various revolving credit agreements.

                       See notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $499,837,220)                              $   505,244,349
Cash                                                                                     9,971,142
Receivable for investments sold                                                            590,059
Dividends and interest receivable                                                        2,433,532
Prepaid expenses                                                                            76,968
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   518,316,050
--------------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                                $    93,000,000
Dividends payable                                                                        1,339,379
Miscellaneous liabilities                                                                  199,888
Payable to affiliate for Trustees' fees                                                      3,125
Payable to affiliate                                                                        17,039
Accrued expenses:
   Interest                                                                                141,917
   Operating expenses                                                                      108,501
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $    94,809,849
--------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES (4,400 SHARES OUTSTANDING) AT LIQUIDATION VALUE PLUS
   CUMULATIVE UNPAID DIVIDENDS                                                         110,013,134
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                             $   313,493,067
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
   authorized, 36,199,885 shares issued and outstanding                            $       361,999
Additional paid-in capital                                                             359,027,479
Accumulated net realized loss (computed on the basis of identified cost)               (51,351,005)
Accumulated undistributed net investment income                                             47,465
Net unrealized appreciation (computed on the basis of identified cost)                   5,407,129
--------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES                                             $   313,493,067
--------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($313,493,067 / 36,199,885 COMMON SHARES ISSUED AND OUTSTANDING)                   $          8.66
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                                           $    12,773,391
Dividends                                                                                  201,991
Miscellaneous                                                                               53,260
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $    13,028,642
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $     2,264,832
Administration fee                                                                         666,127
Trustees' fees and expenses                                                                  6,650
Interest                                                                                   861,264
Preferred shares remarketing agent fee                                                     146,098
Legal and accounting services                                                              109,368
Custodian fee                                                                               99,979
Transfer and dividend disbursing agent fees                                                 39,820
Printing and postage                                                                        26,700
Miscellaneous                                                                               49,458
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     4,270,296
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     8,758,346
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $    (3,300,466)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $    (3,300,466)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $    10,657,697
--------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    10,657,697
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     7,357,231
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                            $      (623,458)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    15,492,119
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                   SIX MONTHS ENDED        YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2003      JUNE 30, 2003
-------------------------------------------------------------------------------------------
From operations--
   Net investment income                             $       8,758,346    $      20,461,831
   Net realized loss                                        (3,300,466)          (7,499,972)
   Net change in unrealized
      appreciation (depreciation)                           10,657,697           10,329,958
   Distributions to preferred shareholders                    (623,458)          (1,607,603)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      15,492,119    $      21,684,214
-------------------------------------------------------------------------------------------
Distributions to common shareholders--
   From net investment income                        $      (9,789,288)   $     (18,804,935)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $      (9,789,288)   $     (18,804,935)
-------------------------------------------------------------------------------------------
Capital share transactions--
   Reinvestment of distributions to shareholders     $       1,351,785    $         800,067
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                      $       1,351,785    $         800,067
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       7,054,616    $       3,679,346
-------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES

At beginning of period                               $     306,438,451    $     302,759,105
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $     313,493,067    $     306,438,451
-------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO
COMMON SHARES

AT END OF PERIOD                                     $          47,465    $       1,701,865
-------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                   DECEMBER 31, 2003
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
   Purchases of loan interests and corporate bonds            $    (169,739,689)
   Proceeds from sales and principal repayments                     196,830,945
   Interest and dividends received                                   12,759,108
   Payable to affiliate                                                  17,039
   Miscellaneous income paid                                            (12,508)
   Interest paid                                                       (880,969)
   Prepaid expenses                                                     (12,104)
   Operating expenses paid                                           (3,422,711)
   Net decrease in short-term investments                             2,665,800
-------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                            $      38,204,911
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
   Cash distributions paid (excluding
   reinvestments of $1,351,785)                                      (7,726,180)
   Net decrease in amounts due under commercial paper program       (25,000,000)
-------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                        $     (32,726,180)
-------------------------------------------------------------------------------

NET INCREASE IN CASH                                          $       5,478,731
-------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                   $       4,492,411
-------------------------------------------------------------------------------

CASH AT END OF PERIOD                                         $       9,971,142
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES

Net increase in net assets from operations                    $      16,115,577
Increase in receivable for investments sold                            (341,942)
Decrease in dividends and interest receivable                           176,158
Increase in prepaid expenses                                            (12,104)
Decrease in miscellaneous liability                                     (65,768)
Increase in payable to affiliate                                         17,039
Decrease in payable for Trustees' fees                                   (1,365)
Decrease in accrued expenses                                            (32,019)
Net decrease in investments                                          22,349,335
-------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                            $      38,204,911
-------------------------------------------------------------------------------

                        See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                     YEAR ENDED JUNE 30,(1)
                                               SIX MONTHS ENDED   --------------------------------------------------------------
                                              DECEMBER 31, 2003    2003(1)     2002(1)(2)    2001(1)        2000      1999(1)(3)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period            $      8.500    $    8.420   $    8.860   $    9.810   $    10.09   $   10.000
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS

Net investment income                             $      0.242    $    0.569   $    0.687   $    0.872   $    0.868   $    0.539
Net realized and unrealized gain (loss)                  0.206         0.079       (0.420)      (0.908)      (0.271)       0.036
Distribution to preferred shareholders                  (0.017)       (0.045)      (0.076)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS               $      0.431    $    0.603   $    0.191   $   (0.036)  $    0.597   $    0.575
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                        $     (0.271)   $   (0.523)  $   (0.631)  $   (0.882)  $   (0.877)  $   (0.465)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS        $     (0.271)   $   (0.523)  $   (0.631)  $   (0.882)  $   (0.877)  $   (0.465)
--------------------------------------------------------------------------------------------------------------------------------
Offering costs charged to paid-in capital         $         --    $       --   $       --   $   (0.001)  $       --   $   (0.020)
--------------------------------------------------------------------------------------------------------------------------------
Preferred Shares underwriting discounts           $         --    $       --   $       --   $   (0.031)  $       --   $       --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period (Common Shares)  $      8.660    $    8.500   $    8.420   $    8.860   $    9.810   $   10.090
---------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE -- END OF PERIOD (COMMON SHARES)     $      9.220    $    8.920   $    7.760   $    8.940   $    9.313   $   10.000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                           6.19%        23.03%       (6.18)%       5.65%        2.00%        4.93%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++

Net assets applicable to common shares, end of
  period (000's omitted)                          $    313,493    $  306,438   $  302,759   $  317,597   $  349,803   $  359,705
Ratios (As a percentage of average net assets
  attibutable to common shares):
   Net expenses(5)                                        2.18%(6)      2.22%        2.28%        1.89%        1.84%        1.65%(6)
   Interest expense                                       0.55%(6)      0.72%        0.85%        2.50%        2.41%        2.02%(6)
   Total expenses(5)                                      2.73%(6)      2.94%        3.13%        4.39%        4.25%        3.67%(6)
   Net investment income(5)                               5.61%(6)      6.92%        8.01%        9.37%        8.73%        8.17%(6)
Portfolio Turnover                                          34%           56%          69%          37%          63%          27%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Trust may reflect a reduction of the investment adviser fee and the administration fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
   Expenses                                                                                                                 1.97%(6)
   Interest expense                                                                                                         2.02%(6)
   Net investment income                                                                                                    7.85%(6)
Net investment income per share                                                                                       $    0.518
--------------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred shares, are as follows:

Ratios (As a percentage of average total net
  assets):
   Net Expenses(5)                                        1.61%(6)      1.62%        1.68%        1.88%
   Interest expense                                       0.41%(6)      0.52%        0.63%        2.50%
   Total expenses(5)                                      2.02%(6)      2.14%        2.31%        4.38%
   Net investment income(5)                               4.14%(6)      5.05%        5.90%        9.33%
--------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                    4,400         4,400        4,400        4,400           --           --
   Asset coverage per preferred share(7)          $     96,251    $   94,649   $   93,814   $   97,192   $       --   $       --
   Involuntary liquidation preference per
     preferred share(8)                           $     25,000    $   25,000   $   25,000   $   25,000   $       --   $       --
   Approximate market value per preferred
     share(8)                                     $     25,000    $   25,000   $   25,000   $   25,000   $       --   $       --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, October 30, 1998, to June 30, 1999.
(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   Certain prior year amounts have been reclassified for presentation purposes.

   A INVESTMENT VALUATIONS -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-loan portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2003, the Trust , for federal income tax purposes, had a capital loss carryover of $43,194,563, which will expire on June 30, 2009 ($1,925,241), June 30, 2010 ($27,557,475) and June
   30, 2011 ($13,711,847). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any , to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

   Additionally, at June 30, 2003, the Trust had net capital losses of $3,925,789 attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of the Trust's current taxable year.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2  AUCTION PREFERRED SHARES (APS)

   The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates at December 31, 2003 were 1.40% and 1.20% for Series A and Series B Shares, respectively. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTIONS TO SHAREHOLDERS

   The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 2003 was 1.40% and 1.20%, for Series A and Series B Shares, respectively. For the six months ended December 31, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $312,033 and $311,425 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.11% and 1.10%, respectively.

4  COMMON SHARES OF BENEFICIAL INTEREST

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                 SIX MONTHS ENDED
                                                   DECEMBER 31,      YEAR ENDED
                                                       2003           JUNE 30,
                                                    (UNAUDITED)         2003
   ----------------------------------------------------------------------------
   Issued to shareholders electing to receive
     payments of distributions in Fund shares        156,007            95,799
   ---------------------------------------------------------------------------
   NET INCREASE                                      156,007            95,799
   ---------------------------------------------------------------------------

5  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2003, the fee was equivalent to 0.85% (annualized) of the Trust's average weekly gross assets and amounted to $2,264,832. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 2003, the fee was equivalent to 0.25% of the Trust's average weekly gross assets for such period and amounted to $666,127.

   Certain officers and Trustees of the Trust are officers of the above organization.

   During the six months ended December 31, 2003, the Trust engaged in purchase transactions with other funds that also utilize EVM, or an affiliate of EVM, as an investment adviser. These purchases transactions complied with Rule 17-a7 under the Investment Company Act of 1940 and amounted to $2,000,000.

6  INVESTMENT TRANSACTIONS

   The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $169,739,689 and $197,135,202, respectively, for the six months ended December 31, 2003.

7  SHORT-TERM DEBT AND CREDIT AGREEMENTS

   The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $169,000 and a commitment fee of approximately $92,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of December 31, 2003, the Trust had commercial paper outstanding of $93,000,000, at an interest rate of 1.07%. Maximum and average borrowings for the six months ended December 31, 2003 were $118,000,000 and $110,282,609, respectively, and the average interest rate was 1.08%.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $  499,850,210
   --------------------------------------------------------
   Gross unrealized appreciation          $    8,456,432
   Gross unrealized depreciation              (3,062,293)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION            $    5,394,139
   --------------------------------------------------------

9  ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   The Trust held its Annual Meeting of Shareholders on October 17, 2003. The following action was taken by the shareholders:

   ITEM 1: The election of Norton H. Reamer and Samuel L. Hayes, III as Trustees of the Trust for a three-year term expiring in 2006. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

   NOMINEE FOR TRUSTEE                 NUMBER OF SHARES
   ELECTED BY ALL SHAREHOLDERS        FOR       WITHHELD
   -----------------------------------------------------
   Norton H. Reamer                33,436,525   718,469

   NOMINEE FOR TRUSTEE                 NUMBER OF SHARES
   ELECTED BY APS SHAREHOLDERS        FOR       WITHHELD
   -----------------------------------------------------
   Samuel L. Hayes                      4,391         1

EATON VANCE SENIOR INCOME TRUST AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EATON VANCE SENIOR INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of December 31, 2003, the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months ended December 31, 2003 and for the year ended June 30, 2003, and the financial highlights for the six months ended December 31, 2003 and for each of the years in the five-year period ended June 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at December 31, 2003 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust at December 31, 2003, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2004

EATON VANCE SENIOR INCOME TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        ----------------------------------------
                                        Please print exact name on account:

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        Please sign exactly as your common
                                        shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                   Eaton Vance Senior Income Trust
                                   c/o PFPC Inc.
                                   P.O. Box 43027
                                   Providence, RI 02940-3027
                                   800-331-1710

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of December 31, 2003, our records indicate that there were 284 registered shareholders for and approximately 17,200 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                                   Eaton Vance Distributors, Inc.
                                   The Eaton Vance Building
                                   255 State Street
                                   Boston, MA 02109
                                   1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL
The New York Stock Exchange Symbol is EVF

EATON VANCE SENIOR INCOME TRUST
INVESTMENT MANAGEMENT

EATON VANCE SENIOR INCOME TRUST

OFFICERS
James B. Hawkes
President, Chief Executive
Officer and Trustee

Scott H. Page
Vice President and
Co-Portfolio Manager

John P. Redding
Vice President
Co-Portfolio Manager

Payson F. Swaffield
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES
Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       This Page Intentionally Left Blank

     INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710


                         EATON VANCE SENIOR INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

171-2/04                                                                  SITSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SENIOR INCOME TRUST


By:    /s/ James B. Hawkes
       --------------------------
       James B. Hawkes
       President


Date:  February 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       --------------------------
       James L. O'Connor
       Treasurer


Date:  February 11, 2004
       -----------------


By:    /s/ James B. Hawkes
       --------------------------
       James B. Hawkes
       President


Date:  February 11, 2004
       -----------------